Revenue (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Revenue [Abstract]
Disclosure Of Detailed Information On Revenue [text block]
Amounts in US$ '000	2017	2016	2015
Sale of crude oil	279,162	145,193	162,629
Sale of gas	50,960	47,477	47,061
	330,122	192,670	209,690